Forward Purchase Agreement (Details) - USD ($)						2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 16, 2026	May 19, 2025	Nov. 15, 2024	Jun. 17, 2024	Nov. 02, 2023	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	[1]	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2025
Forward Purchase Agrement [Line Items]
Percentage of prepayment shortfall					0.50%
Reimbursement shares (in Shares)				100,000
Fair value of prepayment														$ 14,257,648
Reduction of additional paid-in capital						$ 6,067,094								6,067,094
Fair value of maturity consideration												$ 1,704,416
Change in fair value of forward purchase agreement						$ (3,268,581)							$ (561,099)
Restricted shares (in Shares)	120,000
Gain on settlement of the FPA liability								$ (914,518)		$ (1,306,337)		$ 540,347	1,638,138
Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Percentage of prepayment shortfall					100.00%
Reset price (in Dollars per share)												$ 10
Price per share of dilutive offering divided (in Dollars per share)												$ 10
Recycled shares (in Shares)												50,070
Purchase price												$ 545,356
Price per share (in Dollars per share)												$ 10.95
Purchase an additional shares (in Shares)												504,425
Acquisition term												3 years
Cash from trust account												$ 1,004,736
Share price (in Dollars per share)												$ 3
Trading days												10 days
Consecutive trading day period												30 days
Fair value of prepayment														$ 6,066,324
Fair value of closing price			$ 450,000
Gain on settlement of the FPA liability													$ 82,998
Class A Common Stock [Member]
Forward Purchase Agrement [Line Items]
Price per share (in Dollars per share)															$ 0.0001
Reimbursement shares (in Shares)												90,000
Restricted shares (in Shares)		7,500	450,000
Class A Common Stock [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Restricted shares (in Shares)			450,000

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11